Discontinued operations - Gain on Disposition (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Cash		$ 481,327	$ 279,735	$ 451,962
Accounts receivable and other		68,745	91,113
Property, plant and equipment		4,003,211	3,596,262	4,042,199
Inventories		178,163	198,872
Assets held for sale		4,930,734	4,457,916
Accounts payable and accrued liabilities		(195,334)	(191,705)
Asset retirement obligations		(135,455)	(109,873)	$ (111,378)
Liabilities associated with assets held for sale		0	(10,479)
Certej Project | Disposal group held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Cash			356
Accounts receivable and other			1,150
Property, plant and equipment			24,731
Inventories			1,501
Assets held for sale			27,738
Accounts payable and accrued liabilities			(168)
Asset retirement obligations			(10,311)
Liabilities associated with assets held for sale			$ (10,479)
Tocantinzinho
Net proceeds:
Cash received	$ 20,000
Tocantinzinho | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Cash		340
Accounts receivable and other		1,101
Property, plant and equipment		47,466
Accounts payable and accrued liabilities		(331)
Capital lease obligations		(92)
Net assets sold		48,484
Net proceeds:
Cash received		20,000
Shares received		33,036
Disposal costs incurred		(1,279)
Working capital changes		59
Net proceeds		51,816
Gain on disposition of mine		$ 3,332